                                                                                                                 March 6, 2013

Dreyfus Funds Offering Class A Shares

Supplement to Current Prospectus

            Effective on or about April 1, 2013, the following information supplements and supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Shareholder Guide--Choosing a Share Class--Sales Charge Reductions and Waivers”:

            Class A shares may be purchased at net asset value without payment of a sales charge by:

  investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s distributor.  Financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee.

  •    qualified investors who purchase Class A shares directly through the fund’s distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares of a Dreyfus-managed fund and continuously maintained an open account with the distributor in that fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

                                                                                                               March 6, 2013

Dreyfus Funds Offering Class A Shares

Supplement to Current Statement of Additional Information

            Effective on or about April 1, 2013, the following information supplements and supersedes and replaces any contrary information contained in the Fund’s Statement of Additional Information:

            Class A shares may be purchased at net asset value without payment of a sales charge by:

•        investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s distributor.  Financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee.

•        qualified investors who purchase Class A shares directly through the fund’s distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares of a Dreyfus-managed fund and continuously maintained an open account with the distributor in that fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.